Long-Term Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Detail)	Dec. 31, 2013	Dec. 31, 2012
2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.43%	1.71%
2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.41%	1.59%
2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.01%	1.14%
Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.07%	1.25%